SCHEDULE OF FAIR VALUE HIERARCHY VALUATION (Details) - Deep Medicine Acquisition Corp [Member] - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 6,703,330	$ 9,160,803	$ 127,760,867
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 6,703,330	$ 9,160,803	$ 127,760,867